[Letterhead of Paul Hastings LLP]

(212) 318-6054

vadimavdeychik@paulhastings.com

March 14, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Gabelli NextShares Trust (the "Company") Registration Statement on Form N-1A under the Securities Act of 1933

Ladies and Gentlemen:

On behalf of the Company, transmitted herewith is a copy of the Post-Effective Amendment No.1 to the Registration Statement on Form N-1A, including exhibits, for filing under the Securities Act of 1933 and the Investment Company Act of 1940. It is proposed that this filing will become effective 75 days after filing, pursuant to paragraph (a)(2) of Rule 485 of the Securities Act of 1933.

The Company is making this filing pursuant to Rule 485(a) to introduce two new series of the Company.

Should you have any questions or comments regarding the filing, please do not hesitate to contact the undersigned at the number above.

Very truly yours,

/s/ Vadim Avdeychik

Vadim Avdeychik

for PAUL HASTINGS LLP